Business Combinations - Fair Values of Identifiable Assets and Liabilities of FIVE Inc. at Date of Acquisition (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Dec. 15, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill		¥ 17,651	¥ 17,095	¥ 16,767
Net cash and cash equivalents acquired at the acquisition date			736
Net cash flows on acquisition (included in cash flows from investing activities)		¥ (240)	¥ (188)	¥ (11,887)
Five Inc [member]
Disclosure of detailed information about business combination [line items]
Goodwill	¥ 4,996
Five Inc [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	231
Trade and other receivables, current	307
Other financial assets, non-current	10
Property and equipment	9
Technology	391
Other assets	7
Total assets	955
Trade and other payables	288
Other financial liabilities, current	50
Deferred tax liabilities	123
Other liabilities	44
Total liabilities	505
Total identifiable net assets at fair value	450
Goodwill	4,996
Total consideration	5,446
Total consideration related to the acquisition	(5,446)
Net cash and cash equivalents acquired at the acquisition date	231
Net cash flows on acquisition (included in cash flows from investing activities)	¥ (5,215)